Financial Instruments	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
1 7 .	FINANCIAL INSTRUMENTS
The Company’s financial instruments include cash, amounts receivable, restricted cash, investment, accounts payable and accrued liabilities, debentures, loans payable, leases and deferred acquisition payments.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value, by reference to the reliability of the inputs used to estimate the fair values.
Level 1 – applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 – applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 – applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The fair value of investment is determined based on “Level 2” inputs as its value under the equity method was the best approximation of its fair value. As at April 30, 2022, the Company believes the carrying values of cash, amounts receivable, restricted cash, accounts payable and accrued liabilities, debentures, loans payable, leases and deferred acquisition payments approximate their fair values because of their nature and relatively short maturity dates or durations.
Concentration of risk:
Concentrations of credit risk

Credit risk relates to cash, restricted cash and amounts receivable and arises from the possibility that counterparty to an instrument may fail to perform. At April 30, 2022, all of the Company’s cash was held with tier one banks. Details of amounts receivable and allowances for doubtful accounts as at April 30, 2022 and 2021 are as follows:

(in thousands)	2022 $	2021 $
Amounts receivable, gross	2,539	2,885
Allowance for doubtful accounts	(36)	(27)

Amounts receivable, net	2,503	2,858

Currency risk
The Company operates in the US and Europe which gives rise to exposure to market risks from changes in foreign currency values. Most significantly, the Company is exposed to potential currency fluctuations between US and Canadian dollars, which was translated at 1.2792 at April 30, 2022, and the Euro and Canadian dollar, which was translated at 1.3492 at April 30, 2022. Fluctuations in the exchange rate could impact profitability.
At April 30, 2022, the Company is exposed to currency risk through the following assets and liabilities denominated in US dollars and Euros:

(in thousands)	Euros (€)	US Dollars (US $)
Cash	4,354	11,671
Amounts receivable	1,453	820
Investment at fair value through profit and loss	111	—

	5,918	12,491

Accounts payable and accrued liabilities	(1,096)	(947)
Deferred acquisition payments	(962)	—
Leases	(521)	(281)

	(2,579)	(1,228)

Net	3,339	11,263

Liquidity risk:
The Company’s approach to managing its obligations is to maintain sufficient resources to meet its obligations when due without undue risk to the Company. The Company monitors its cash requirements on an ongoing basis to ensure that there are sufficient resources for operations as well as to fund anticipated leasing, capital and development expenditures. In addition, the Company manages its cash to meet its debt obligations and to fund general and administrative costs.

Contractual cash flow requirements as at April 30, 2022 were as follows:

(in thousands)	< 1 year $	1—2 years $	2—5 years $	> 5 years $	Total $
Accounts payable and accrued liabilities	4,768	—	—	—	4,768
Leases	954	345	11	—	1,310
Convertible debentures	1,317	—	—	—	1,317

Total	7,039	345	11	—	7,395